14. FINANCIAL INSTRUMENTS (Details 8) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets		R$ 19,159,951	R$ 7,665,876
Liabilities		R$ 42,940,059	R$ 32,712,311
Interest rate risk [member] | TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Interest		4.55%
Liabilities		R$ (817,374)
Interest rate risk [member] | TJLP [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(2,155)
Interest rate risk [member] | TJLP [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(9,298)
Interest rate risk [member] | TJLP [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (18,596)
Interest rate risk [member] | LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
Interest		0.26%
Liabilities		R$ (4,533,341)
Interest rate risk [member] | LIBOR [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(43,321)
Interest rate risk [member] | LIBOR [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(2,920)
Interest rate risk [member] | LIBOR [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (5,840)
Interest rate risk [member] | CDI [member]
Disclosure of detailed information about financial instruments [line items]
Interest		1.90%
Assets		R$ 5,779,452
Liabilities		(9,104,416)
Interest rate risk [member] | CDI [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(10,673)
Interest rate risk [member] | CDI [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(15,794)
Interest rate risk [member] | CDI [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (31,588)

[1]	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2020 as a probable scenario recorded in the company's assets and liabilities,